Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CFBK
Entity Registrant Name	CENTRAL FEDERAL CORPORATION
Entity Central Index Key	0001070680
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		15,824,710
Entity Public Float			$ 1,100,000